Taxation - Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Balance at beginning of the year	$ (5,377)	$ (4,559)	$ (4,361)
Provision	(2,272)	(1,838)	(2,387)
Current period reversal	216	1,020	628
Foreign exchange effect	5
Prior true- ups adjustment			1,561
Balance at end of the year	$ (7,428)	$ (5,377)	$ (4,559)